Note Allowance for loan losses (T D R that subsequently defaulted) (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2016 USD ($) loans	Dec. 31, 2015 USD ($) loans
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Loan count | loans	791	723
Recorded investment as of first default date | $	$ 31,162	$ 46,645
CRE non-owner occupied
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Loan count | loans	2	3
Recorded investment as of first default date | $	$ 327	$ 7,269
CRE owner occupied
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Loan count | loans	11	1
Recorded investment as of first default date | $	$ 3,296	$ 291
Commercial and industrial
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Loan count | loans	7	7
Recorded investment as of first default date | $	$ 905	$ 1,990
Construction
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Loan count | loans		3
Recorded investment as of first default date | $		$ 1,442
Mortgages
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Loan count | loans	169	189
Recorded investment as of first default date | $	$ 18,261	$ 28,364
Leasing
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Loan count | loans	3
Recorded investment as of first default date | $	$ 28
Credit cards
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Loan count | loans	451	415
Recorded investment as of first default date | $	$ 4,794	$ 4,185
Home equity lines of credit
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Loan count | loans	1
Recorded investment as of first default date | $	$ 43
Personal
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Loan count | loans	135	97
Recorded investment as of first default date | $	$ 3,329	$ 3,006
Auto
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Loan count | loans	9	6
Recorded investment as of first default date | $	$ 171	$ 97
Other
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Loan count | loans	3	2
Recorded investment as of first default date | $	$ 8	$ 1